INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
INCOME/(LOSS) PER SHARE
INCOME/(LOSS) PER SHARE

NOTE 25 – INCOME/(LOSS) PER SHARE

Income/(loss) per share is disclosed below:

	2024	2023	2022

Income/(loss) for the period attributable to equity holders of the Parent Company	(1,604,907)	109,053	(6,916,737)
Weighted average number of shares with face value of TRY0.20 each	328,364	324,810	325,998

Basic and diluted income/(loss) per share (TRY per share)	(4.9)	0.3	(21.2)